EARNINGS PER SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 shares
EARNINGS PER SHARE ATTRIBUTABLE TO OWNERS OF THE COMPANY
Profit attributable to owners of the Company	¥ 5,079,562	$ 797,094	¥ 764,306	¥ 595,643
Adjustment: cumulative distribution reserved of other equity instruments (in thousands of RMB) | ¥	(209,500)		(261,168)	(219,249)
Adjusted profit attributable to ordinary shares holders of the Company | ¥	¥ 4,870,062		¥ 503,138	¥ 376,394
Number of ordinary shares in issue (thousands) as of January 1			17,022,673	17,022,673	14,903,798
Issuance of share capital (thousands) (Note 17)				2,118,875
Weighted average number of ordinary shares in issuance	17,022,673	17,022,673	17,022,673	17,022,673
Basic earnings per share | (per share)	¥ 0.286	$ 0.045	¥ 0.030	¥ 0.022
Dilutive potential shares	0	0	0	0